Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash equivalents
Cash FDIC amount	$ 250,000	$ 250,000